Acquisitions - CMRS Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022 USD ($)	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Acquisitions
Fair value of cash consideration transferred				$ 12,903	$ 100,000
Business acquisition contingent consideration				0		$ 4,507
Goodwill						81,674	$ 74,419
Cash consideration settled				3,458
Issuance of ordinary shares upon settlement for contingent consideration payable						$ 2,060
Amount setlled				$ 722
Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares				43,736,801		42,865,515
Class A ordinary shares of the Company	$ 1,577
CMRS Group Holding Limited
Acquisitions
Equity interest (as a percent)		100.00%
Fair value of cash consideration transferred		$ 4,335	$ 33,594			$ 2,024	4,335
Business acquisition contingent consideration		7,674
Fair value of cash consideration transferred		14,449
Cash		3,651
Restricted cash		532
Accounts receivable		4,149
Intangible assets		2,194
Other assets		1,792
Deferred tax liabilities		(362)
Other liabilities		(6,216)
Total identifiable net assets acquired		5,740
Goodwill		$ 8,709
Cash consideration settled							959
Remaining balance of cash consideration settled						$ 3,376
Business acquisition contingent consideration, percentage		4.32%	4.32%
Issuance of ordinary shares upon settlement for contingent consideration payable (in shares) | shares						183,740
Issuance of ordinary shares upon settlement for contingent consideration payable						$ 2,060
Change in fair value recorded in consolidated statement of comprehensive loss under other gains, net				$ 8,396		418	$ 81
Escrow amount included in restricted cash						$ 506
Amount setlled				$ 7,742
Interest on remaining unsettled amounts				5.00%	5.00%
CMRS Group Holding Limited | Income approach
Acquisitions
Estimated useful life		4 years	4 years
CMRS Group Holding Limited | Income approach | Terminal growth rate
Acquisitions
Intangible asset measurement input		22.30%	22.30%
CMRS Group Holding Limited | Income approach | Fair value inputs discount rate | Minimum
Acquisitions
Intangible asset measurement input		3.00%	3.00%
CMRS Group Holding Limited | Income approach | Fair value inputs discount rate | Maximum
Acquisitions
Intangible asset measurement input		6.20%	6.20%
CMRS Group Holding Limited | Subsequent Event
Acquisitions
Remaining unsettled amounts								$ 1,703	$ 3,458
CMRS Group Holding Limited | Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares		182,950
Fair value of cash consideration transferred		$ 2,440
Class A ordinary shares of the Company		$ 2,440